Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 14,482,548	$ 8,218,541
Cost of revenue	(13,445,189)	(6,868,389)
Gross profit	1,037,359	1,350,152
Operating expenses:
Selling expenses	(322,885)	(75,499)
General and administrative expenses	(147,032)	(1,040,069)
Total operating expenses	(469,917)	(1,115,568)
Operating income	567,442	234,584
Other income (expenses):
Other expense	(1,934)	(6,510)
Other income	3,559
Interest income	110	362
Interest expense	(4,105)	(8,870)
Exchange (loss) gain	(3,848)	190
Total other expenses, net	(6,218)	(14,828)
Income before income tax	561,224	219,756
Income tax expense	(117,230)	(46,341)
Net income	443,994	173,415
Comprehensive income
Foreign currency translation adjustments	(37,291)	27,715
Comprehensive income	$ 406,703	$ 201,130
Earnings per share, basic (in Dollars per share)	$ 0.02	$ 0.01
Earnings per share, diluted (in Dollars per share) (in Dollars per share)	$ 0.02	$ 0.01
Weighted average number of shares (in Shares)	25,000,000	25,000,000